Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments (Textual) [Abstract]
Derivative asset, Fair value	$ 3,285,000,000	$ 2,333,000,000
Fair value of Derivative subject to offsetting by collateral agreement	2,600,000,000	1,700,000,000
Cash collateral from derivative counterparties	535,000,000	382,000,000
Off balance sheet Collateral	64,000,000	29,000,000
Net uncollateralized derivative asset and liability	Immaterial	Immaterial
Derivative liability, Fair value	2,908,000,000	2,410,000,000
Posted cash collateral	330,000,000	435,000,000
Pledged securities of fair value	$ 174,000,000	$ 173,000,000